Document and Entity Information	Nov. 30, 2023
Prospectus [Line Items]
Registrant Name	EATON VANCE GROWTH TRUST
Registrant CIK	0000102816
SEC Form	485BPOS
Period end date	Nov. 30, 2023
Investment Company Type	N-1A
Amendment Flag	false